Investments (Tables)	9 Months Ended
Sep. 30, 2025
Investments, Debt and Equity Securities [Abstract]
Schedule of Debt Securities, Available-for-Sale
The following table summarizes the fair value of fixed maturity investments:

	September 30, 2025
	Amortized Cost	Unrealized gains	Unrealized losses	Fair value
U.S. Treasuries	$436.8	$6.4	$(0.2)	$443.0
Agencies	6.8	—	—	6.8
Non-U.S. government	40.6	0.6	—	41.2
Corporate bonds	1,682.2	38.2	(0.2)	1,720.2
Residential mortgage-backed	245.2	5.4	—	250.6
Commercial mortgage-backed	0.6	—	—	0.6
Other asset-backed securities	246.0	2.2	(0.1)	248.1
Total fixed maturity securities	$2,658.2	$52.8	$(0.5)	$2,710.5

	December 31, 2024
	Amortized Cost	Unrealized gains	Unrealized losses	Fair value
U.S. Treasuries	$747.6	$2.1	$(3.1)	$746.6
Agencies	11.5	—	—	11.5
Non-U.S. government	46.6	0.1	(0.3)	46.4
Corporate bonds	1,906.3	10.9	(4.0)	1,913.2
Residential mortgage-backed	279.5	0.8	(1.2)	279.1
Commercial mortgage-backed	—	0.4	—	0.4
Other asset-backed securities	412.3	2.3	(0.2)	414.4
Total fixed maturity securities	$3,403.8	$16.6	$(8.8)	$3,411.6
The composition of the fair values of fixed maturity securities by credit rating is as follows:

	September 30, 2025		December 31, 2024
	Fair Value	%	Fair Value	%
AAA	$239.5	9%	$399.4	12%
AA	866.1	32%	1,245.6	37%
A	1,144.8	42%	1,270.9	37%
BBB	432.7	16%	453.1	13%
Below BBB	27.4	1%	42.6	1%
Total fixed maturity securities	$2,710.5	100%	$3,411.6	100%
The contractual maturities for fixed maturity securities are listed in the following table:

	September 30, 2025		December 31, 2024
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Due in one year or less	$226.1	$227.6	$147.9	$147.6
Due after one year through five years	1,554.4	1,584.3	2,141.2	2,149.8
Due after five years through ten years	545.2	560.2	767.7	766.7
Due after ten years	332.5	338.4	347.0	347.5
Total fixed maturity securities	$2,658.2	$2,710.5	$3,403.8	$3,411.6
The Group’s short-term investments consist of U.S. Treasuries, corporate bonds and other asset-backed securities with maturities of 90 days or greater but less than one year at the time of purchase:

	September 30, 2025
	Amortized Cost	Unrealized gains	Unrealized losses	Fair value
U.S. Treasuries	$187.6	$0.1	$—	$187.7
Corporate bonds	0.2	—	—	0.2
Total short-term investments	$187.8	$0.1	$—	$187.9

	December 31, 2024
	Amortized Cost	Unrealized gains	Unrealized losses	Fair value
U.S. Treasuries	$220.5	$0.2	$—	$220.7
Corporate bonds	1.1	—	—	1.1
Other asset-backed securities	0.3	—	—	0.3
Total short-term investments	$221.9	$0.2	$—	$222.1
The composition of the fair values of short-term investments by credit rating is as follows:

	September 30, 2025		December 31, 2024
	Fair Value	%	Fair Value	%
AAA	$—	—%	$0.3	—%
AA	187.7	100%	220.7	100%
A	0.2	—%	—	—%
BBB	—	—%	0.2	—%
Below BBB	—	—%	0.9	—%
Total short-term investments	$187.9	100%	$222.1	100%

Schedule of Debt Securities, Available-for-Sale, Unrealized Loss Position, Fair Value
The following table summarizes, by type of security, the aggregate fair value and gross unrealized loss by length of time the security has been in an unrealized loss position for the Group’s available-for-sale portfolio:

	September 30, 2025
		0 - 12 months	> 12 months
	Fair value	Gross unrealized losses	Gross unrealized losses	Number of securities
U.S. Treasuries	$64.2	$(0.1)	$(0.1)	28
Non-U.S. government	1.2	—	—	1
Corporate bonds	25.1	(0.1)	(0.1)	50
Residential mortgage-backed	10.0	—	—	3
Commercial mortgage-backed	0.4	—	—	1
Other asset-backed securities	26.7	(0.1)	—	26
Total	$127.6	$(0.3)	$(0.2)	109

	December 31, 2024
		0 - 12 months	> 12 months
	Fair value	Gross unrealized losses	Gross unrealized losses	Number of securities
U.S. Treasuries	$307.6	$(2.8)	$(0.3)	48
Agencies	4.0	—	—	2
Non-U.S. government	23.7	(0.1)	(0.2)	11
Corporate bonds	543.6	(3.4)	(0.6)	310
Residential mortgage-backed	91.9	(1.1)	(0.1)	35
Other asset-backed securities	64.7	(0.2)	—	25
Total	$1,035.5	$(7.6)	$(1.2)	431

Schedule of Debt Securities, Available-for-Sale, Allowance for Credit Loss
The following table provides a roll forward of the allowance for expected credit losses of the Group’s securities classified as available-for-sale:

	Three months ended		Nine months ended
	September 30, 2025	September 30, 2024	September 30, 2025	September 30, 2024
Balance at beginning of period	$0.6	$3.2	$5.9	$1.3
Expected credit losses on securities where credit losses were not previously recognized	0.4	—	1.1	1.7
Reductions for expected credit losses on securities where credit losses were previously recognized	(0.6)	(2.7)	(5.8)	(2.2)
Securities sold/redeemed/matured	(0.1)	(0.2)	(0.9)	(0.5)
Balance at end of period	$0.3	$0.3	$0.3	$0.3

Schedule of Other Investments Not Readily Marketable
The following table provides a summary of the Group’s other investments by investment strategy:

	September 30, 2025		December 31, 2024
	Fair Value	%	Fair Value	%
Hedge funds
Credit	$24.5	6%	$22.3	12%
Global macro	42.5	11%	44.8	22%
Long/short	67.5	17%	44.9	22%
Multi-strategy and event-driven	95.7	24%	89.0	44%
Multi-asset credit funds	167.2	42%	—	—%
Total other investments	$397.4	100%	$201.0	100%

Schedule of Investment Income
The components of net investment return are as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2025	September 30, 2024	September 30, 2025	September 30, 2024
Net interest and dividend income	$47.9	$53.4	$146.2	$142.9
Investment expenses	(2.0)	(1.3)	(6.2)	(3.8)
Net investment income	45.9	52.1	140.0	139.1
Net realized gains/(losses) on fixed maturity securities, available-for-sale	1.3	(6.0)	2.9	(19.5)
Net realized gains on other investments	—	0.1	0.1	0.1
Change in net unrealized gains on other investments	4.7	2.5	10.3	1.9
Change in net unrealized losses on derivatives	(0.1)	—	(0.1)	—
Change in provision for expected credit losses	0.3	2.9	5.6	1.0
Net realized and unrealized investment gains/(losses)	6.2	(0.5)	18.8	(16.5)
Total realized and unrealized investments gains/(losses) and net investment income	$52.1	$51.6	$158.8	$122.6